S-K 1603(b) Conflicts of Interest	Sep. 25, 2026
Spac Sponsor Conflict Of Interest Line Items
Conflict of Interest, Description [Text Block]

Members of our management team may become an officer or director of another special purpose acquisition company with a class of securities registered under the Exchange Act even before we have entered into a definitive agreement regarding our initial business combination. Potential investors should also be aware of the following other potential conflicts of interest:

●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

●	Each of our officers and directors may have in the future additional, fiduciary or contractual obligations to other entities, including any other special purpose acquisition company with a class of securities registered under the Exchange Act, even before we enter into a definitive agreement regarding our initial business combination or we have failed to complete our initial business combination within the prescribed timeline. In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. These conflicts may not be resolved in our favor and a potential target business may be presented to other entities prior to its presentation to us. For a complete description of our management’s other affiliations, see “Officers and Directors.”

●	Each of our sponsor, officers and directors, Maxim, and the at-risk capital investors have agreed to waive their redemption rights with respect to our founder shares and/or public shares, as applicable, in connection with the consummation of our initial business combination. Additionally, our sponsor, our officers and directors and the at-risk capital investors have agreed to waive their redemption rights with respect to their founder shares if we fail to consummate our initial business combination within 18 months after the closing of this offering or during any Extension Period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the units will be worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor, directors or officers, or the at-risk capital investors until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 75 days after the completion of our initial business combination, the founder shares will be released from the lock-up. With certain limited exceptions, the private placement units will not be transferable, assignable or salable by the members of the Sponsor Group, Maxim and the at-risk capital investors until 30 days after the completion of our initial business combination. Since our sponsor, officers and directors will own founder shares and/or private placement units following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

●	Our sponsor, officers and directors and members of our management team will own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor, directors and officers, Maxim, and the at-risk capital investors will have invested in us an aggregate of $3,175,000, comprised of: (1) the $25,000 purchase price paid by our sponsor for 5,750,000 founder shares, of which: (A) On August 25, 2026, our sponsor forfeited 1,916,667 founder shares for no consideration; (B) effective August 4, 2026, our sponsor transferred to our directors and officers an aggregate of 770,000 founder shares, including: (i) 350,000 founder shares transferred to and purchased by our Chief Executive Officer and member of the board of directors, (ii) 100,000 founder shares transferred to and purchased by our Chief Financial Officer and member of the board of directors, (iii) 200,000 founder shares transferred to and purchased by our independent director and chairman nominee, (iv) 60,000 transferred to and purchased by each of Francis Knuettel II, our independent director nominee, and another independent director nominee, which on September 21, 2026, the other independent director nominee forfeited; and (v) on September 23, 2026, 60,000 founder shares were transferred by our sponsor to and purchased by Christina Favilla, one of our independent director nominees. As of September 23, 2026, our sponsor had transferred an aggregate of 770,000 founder shares; and (C) prior to the consummation of this offering, our sponsor will forfeit an aggregate of 850,000 founder shares and the at-risk capital investors will purchase 850,000 founder shares for $0.007 per founder share (of which 150,000 founder shares will be purchased by the Maxim Individuals and 700,000 founder shares will be purchased by the third-party investors), and (2) the $3,150,000 purchase price for the private placement units (or $10.00 per unit) to be purchased by the members of the Sponsor Group, Maxim and the at-risk capital investors. Accordingly, our management team, which owns interests in us, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor, directors, officers and at-risk capital investors had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

●	Our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.

●	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

●	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

●	Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of finder’s fees, advisory fees, consulting fees or success fees for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account. See “Risk Factors — We may engage in a business combination with one or more target businesses that have relationships with entities that may be affiliated with our sponsor, officers, directors or existing holders which may raise potential conflicts of interest.”

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination. For example, if two targets are being evaluated by our management team, and one is more stable and has a better risk or stability profile for our public shareholders, but may take a longer time to diligence and go through the business combination process, while the other has a less favorable risk or stability profile for our public shareholders, but would be easier, quicker and more certain to guide through the business combination process, our management team may decide to choose what they believe to be the quicker and more certain path despite its less favorable risk or stability profile for our public shareholders, as our management team would likely not receive any financial benefit unless we consummated a business combination. Additionally, if members of our management team form other special purpose acquisition companies similar to ours or pursue other business or investment ventures during the period in which we are seeking an initial business combination, the interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to the business combinations in a way that conflicts with the interests of our public shareholder.

The conflicts described above may not be resolved in our favor.